SUMMARY OF ACCOUNTING POLICIES - Summary of potential stock issuances under various options, and warrants (Details 1)	3 Months Ended		9 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Accounting Policies [Abstract]
Warrants	240,439	292,106	240,439	292,106
Employee options	2,073,043	1,614,872	2,073,043	1,614,872
Total number of potential stock issuances under various options, and warrants	2,313,482	1,906,978	2,313,482	1,906,978